INCOME TAXES	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
INCOME TAXES

The Company was a limited liability company from inception until May 20, 2015 and treated as a partnership for federal and state income tax purposes with all income tax liabilities and/or benefits of the Company being passed through to the members. As such, no recognition of federal or state income taxes for the Company or its subsidiaries that are organized as limited liability companies have been provided for in the accompanying consolidated financial statements. Any uncertain tax position taken by the member is not an uncertain position of the Company.

Subsequent to May 20, 2015 the Company merged with a corporation and, as a result, the Company provides for income taxes under FASB ASC 740, Accounting for Income Taxes. FASB ASC 740 requires the use of an asset and liability approach in accounting for income taxes. Deferred tax assets and liabilities are recorded based on the differences between the financial statement and tax bases of assets and liabilities and the tax rates in effect currently.

FASB ASC 740 requires the reduction of deferred tax assets by a valuation allowance, if, based on the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized. In the Company’s opinion, it is uncertain whether they will generate sufficient taxable income in the future to fully utilize the net deferred tax asset. Accordingly, a valuation allowance equal to the deferred tax asset has been recorded. The total deferred tax asset is $1,273,967 which is calculated by multiplying a 34% estimated tax rate by the cumulative net operating loss (NOL) adjusted for the following items:

The components of the Company's deferred tax asset as of December 31, 2015 is as follows:

For the period ended December 31,	2015
Book loss for the year	$(6,850,725)
Adjustments:
Flow-through losses allocated to LLC members prior to merger	2,627,675
Non-deductible debt discount expense	—
Non-deductible portion of meals and entertainment	5,441
Non-deductible portion of stock compensation	470,647
Non-deductible penalties	—
Tax loss for the year	(3,746,962)
Estimated effective tax rate	34%
Deferred tax asset	$(1,273,967)

As of December 31,	2015
Deferred tax asset	$1,273,967
Valuation allowance	(1,273,967)
Current taxes payable	—
Income tax expense	$—

Below is a chart showing the total estimated corporate federal net operating loss (NOL) and the year in which it will expire.

Year	Amount	Expiration
2015	$1,273,967	2035
Total	$1,273,967

The Company will file its U.S. federal return for the year ended December 31, 2015 subsequent to the issuance of this filing. No tax returns are currently under examination by any tax authorities.